J.P. Morgan Mutual Fund Group

245 Park Avenue

New York, NY 10167

July 1, 2010

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Vincent J. DiStefano

Re:	JPMorgan Mutual Fund Group (the “Trust”)

on behalf of JPMorgan Short Term Bond Fund II

File Nos. 811-5151 and 333-14196

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class M Shares for JPMorgan Short Term Bond Fund II does not differ from that contained in Post-Effective Amendment No. 104 (Amendment No. 143 under the 1940 Act) filed electronically on June 29, 2010.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary